Borrowings - Summary of Korean Won and Foreign Currency Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%
Borrowings	₩ 10,520,690	₩ 10,218,165
Redemption premium	2,267	2,267
Conversion Rights Adjustment	(580)	(1,811)
Current portion	(9,687)	(8,456)
The 1st CB(Private) Jun. 5, 2020 and The First Unsecured Cb Jul.25.2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 9,687	8,456
The 1st CB(Private) Jun. 5, 2025 [member] | The 1st CB(Private) Jun. 5, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 5, 2025
Annual interest rates	2.00%
Borrowings	₩ 8,000	₩ 8,000